Shareholder’s Equity - Schedule of Activities Share Options (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Activities Share Options [Abstract]
Number of Share Options, Outstanding Beginning Balance		24,490,506	28,673,014
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 0.68	$ 0.26
Weighted Average Grant-date Fair value ,Outstanding Beginning Balance		$ 0.4	$ 0.15
Weighted Average Remaining Contractual Term, Outstanding Balance		5 years 2 months 1 day	6 years 1 month 28 days	7 years 21 days
Aggregate Intrinsic Value, Outstanding Beginning Balance		$ 117,555,247	$ 440,464,693
Number of Share Options, Granted			592,230
Weighted Average Exercise Price, Granted			$ 17.4
Weighted Average Grant-date Fair value, Granted			$ 10.39
Weighted Average Remaining Contractual Term, Granted			10 years
Aggregate Intrinsic Value, Granted
Number of Share Options, Expired, forfeited or cancelled (in Shares)		(2,035,736)	(4,774,738)
Weighted Average Exercise Price, Expired, forfeited or cancelled		$ 0.25	$ 0.25
Weighted Average Grant-date Fair value, Expired, forfeited or cancelled		$ 0.14	$ 0.14
Weighted Average Remaining Contractual Term, Expired, forfeited or cancelled		5 years 6 months 18 days	6 years 6 months 18 days
Aggregate Intrinsic Value, Expired, forfeited or cancelled (in Dollars)
Weighted Average Exercise Price, Exercised		$ 0.25
Weighted Average Grant-Date Fair Value, Exercised		$ 0.14
Weighted Average Remaining Contractual Term, Exercised		5 years 18 days
Aggregate Intrinsic Value, Exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Repurchased	[1]	(123,498)
Weighted Average Exercise Price, Repurchased	[1]	$ 0.59
Weighted Average Grant-date Fair value, Repurchased	[1]	$ 0.42
Weighted Average Remaining Contractual Term, Repurchased	[1]	5 years 3 months 21 days
Aggregate Intrinsic Value, Expired, Repurchased	[1]
Number of Share Options, Outstanding Ending Balance		21,921,026	24,490,506	28,673,014
Weighted Average Exercise Price, Ending Balance		$ 0.73	$ 0.68	$ 0.26
Weighted Average Grant-date Fair value , Ending Balance		$ 0.43	$ 0.4	$ 0.15
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 117,555,247	$ 440,464,693
Number of Share Options, Exercisable		21,476,854
Weighted Average Exercise Price, Exercisable		$ 0.38
Weighted Average Grant-date Fair value , Exercisable		$ 0.23
Weighted Average Remaining Contractual Term, Exercisable		5 years 1 month 2 days
Aggregate Intrinsic Value, Exercisable		$ 122,578,832
Number of Share Options, Vested and Expected to Vest (in Shares)		21,921,026
Weighted Average Exercise Price, Vested and Expected to Vest		$ 0.73
Weighted Average Grant-date Fair value, Vested and Expected to Vest		$ 0.43
Weighted Average Remaining Contractual Term, Vested and Expected to Vest		5 years 2 months 1 day
Aggregate Intrinsic Value, Vested and Expected to Vest (in Dollars)
Exercise of share option (in Shares)		(410,246)

[1]	In May and June 2026, the Company repurchased 123,498 vested stock options from two independent directors and one former independent director, which had been previously granted through its 2021 Share Option Plan.